Warranty liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Movement in Standard and Extended Product Warranty Accrual, Increase (Decrease) [Roll Forward]
Balance, beginning of year	$ 4,941	$ 6,301	$ 11,612
Warranty claims	(1,863)	(2,787)	(2,627)
Warranty accruals	6,794	2,112	1,232
Change in estimate	(481)	(1,443)	(2,949)
Impact of foreign exchange changes	(490)	758	(967)
Balance, end of year	8,901	4,941	6,301
Less: Current portion	(4,505)	(2,800)	(3,529)
Long-term portion	$ 4,396	$ 2,141	$ 2,772